INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and spare parts inventories	$ 170,321	$ 165,527
Work in progress	65,399	57,938
Finished goods	874,842	865,976
Inventories, total	$ 1,110,562	$ 1,089,441